Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income (Loss)	$ 1,484,000,000	$ 1,262,000,000	$ 1,949,000,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	15,000,000	(15,000,000)	(34,000,000)
Securities Available for Sale, Net of Tax	3,000,000	2,000,000	(2,000,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	22,000,000	31,000,000	24,000,000
Pension and OPEB Funded Status, Net of Tax	177,000,000	115,000,000	(77,000,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	217,000,000	133,000,000	(89,000,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	1,701,000,000	1,395,000,000	1,860,000,000
Total Comprehensive Income Attributable to Noncontrolling Interest	4,000,000	3,000,000	3,000,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	1,697,000,000	1,392,000,000	1,857,000,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	0	5,000,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	1,697,000,000	1,392,000,000	1,852,000,000
Appalachian Power Co [Member]
Net Income (Loss)	193,211,000	257,503,000	162,758,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1,751,000	1,718,000	(229,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	1,433,000	3,597,000	3,109,000
Pension and OPEB Funded Status, Net of Tax	29,665,000	23,330,000	(13,400,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	32,849,000	28,645,000	(10,520,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	226,060,000	286,148,000	152,238,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	0	1,745,000
Indiana Michigan Power Co [Member]
Net Income (Loss)	177,504,000	118,457,000	149,674,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	4,163,000	(4,809,000)	(6,599,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	700,000	1,113,000	948,000
Pension and OPEB Funded Status, Net of Tax	8,511,000	3,034,000	(1,681,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	13,374,000	(662,000)	(7,332,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	190,878,000	117,795,000	142,342,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	0	626,000
Ohio Power Co [Member]
Net Income (Loss)	409,980,000	343,534,000	464,993,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(355,000)	(523,000)	(2,743,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	12,509,000	12,961,000	10,946,000
Pension and OPEB Funded Status, Net of Tax	65,418,000	19,559,000	(25,770,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	77,572,000	31,997,000	(17,567,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	487,552,000	375,531,000	447,426,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	0	1,259,000
Public Service Co of Oklahoma [Member]
Net Income (Loss)	97,796,000	114,141,000	124,628,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(723,000)	(668,000)	(1,345,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(723,000)	(668,000)	(1,345,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	97,073,000	113,473,000	123,283,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	0	434,000
Southwestern Electric Power Co [Member]
Net Income (Loss)	153,819,000	202,513,000	165,126,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	2,311,000	(25,000)	(11,334,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(255,000)	665,000	511,000
Pension and OPEB Funded Status, Net of Tax	7,360,000	8,315,000	(3,501,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	9,416,000	8,955,000	(14,324,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	163,235,000	211,468,000	150,802,000
Total Comprehensive Income Attributable to Noncontrolling Interest	4,008,000	3,622,000	3,841,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	159,227,000	207,846,000	146,961,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	$ 0	$ 0	$ 579,000